Market Risk Benefits - Schedule of market risk benefits (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Market Risk Benefit [Line Items]
Asset	$ 796	$ 610
Liability	4,736	7,499
Net	3,940	6,889
Individual Retirement
Market Risk Benefit [Line Items]
Asset	661	472
Liability	4,305	6,779
Net	3,644	6,307
Group Retirement
Market Risk Benefit [Line Items]
Asset	135	138
Liability	431	720
Net	$ 296	$ 582